UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash , Gemini Fund Services, LLC.

80 Arkay Drvie., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 9/30/13

Item 1.  Reports to Stockholders.

Altegris Equity Long Short Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2013

The Fund's performance figures* for the six months ended September 30, 2013, compared to its benchmarks:
		Annualized
		Since Inception
	Six Months	April 30, 2012
Altegris Equity Long Short Fund - Class A	4.66%	7.16%
Altegris Equity Long Short Fund - Class A with load **	(1.35)%	2.78%
Altegris Equity Long Short Fund - Class I	4.75%	7.37%
Altegris Equity Long Short Fund - Class N	4.66%	7.16%
S&P 500 Total Return Index ***	8.31%	16.51%
HFRX Equity Hedge Index ****	1.46%	5.34%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-888-524-9441

** Class A with load total return is calculated using the maximum sales charge of 5.75%.

*** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.   Investors cannot invest directly in an index.

**** HFRX Equity Hedge Index: Equity Hedge is comprised of strategies that maintain positions both long and short primarily in equity and equity derivative securities. HFRX Equity Hedge includes funds that have at least $50 million under management and 34-month track record (typical).  Investors cannot invest directly in an index.

Top Ten Holdings by Sector	% of Net Assets
Retail	14.3%
Chemicals	6.1%
Beverages	5.8%
Internet	5.1%
Commercial Services	5.0%
Banks	4.6%
Media	3.6%
Diversified Financial Services	3.0%
Pharmaceuticals	3.0%
Transportation	2.6%
Other, Assets Less Liabilities	46.9%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	COMMON STOCK - 84.6%
	AGRICULTURE - 0.5%
8,188	Bunge Ltd.	$ 621,551

	APPAREL - 0.2%
170,079	American Apparel Inc. *	221,102
200	Hermes International +	72,028
		293,130
	BANKS - 4.6%
16,522	Citigroup Inc. +	801,483
32,615	Guaranty Bancorp +	446,505
13,286	Heritage Oaks Bancorp * +	85,031
14,580	Metro Bancorp Inc. *	306,326
20,679	North Valley Bancorp * +	390,833
54,064	Regions Financial Corp. +	500,633
13,102	State Street Corp.	861,457
2,819	Trico Bancshares +	64,217
23,760	US Bancorp/MN	869,140
8,001	ViewPoint Financial Group Inc. +	165,381
23,200	Wells Fargo & Co.	958,624
21,380	Zions Bancorporation +	586,240
		6,035,870
	BEVERAGES - 5.8%
14,326	Anheuser-Busch InBev NV	1,421,139
16,389	Beam Inc.	1,059,549
18,450	Brown-Forman Corp. +	1,256,999
39,249	Crimson Wine Group Ltd. *	374,828
10,600	Diageo PLC +	1,347,048
26,266	PepsiCo Inc. +	2,088,147
		7,547,710
	BIOTECHNOLOGY - 0.3%
1,015	Enzymotec Ltd. *	16,798
7,003	Gilead Sciences Inc. * +	440,069
		456,867
	CHEMICALS - 6.1%
7,700	Airgas Inc.	816,585
3,216	CF Industries Holdings Inc.	678,030
9,331	Ecolab Inc.	921,530
1,350	LyondellBasell Industries NV +	98,861
8,890	Monsanto Co. +	927,849
11,697	Potash Corp. of Saskatchewan Inc.	365,882
19,494	Rentech Nitrogen Partners LP +	477,993
10,986	Sherwin-Williams Co./The +	2,001,429
19,928	WR Grace & Co. * +	1,741,707
		8,029,866
	COMMERCIAL SERVICES - 5.0%
7,632	Blackstone Mortgage Trust Inc. +	192,250
15,240	Cardtronics Inc. * +	565,404
9,516	FleetCor Technologies Inc. * +	1,048,283
2,000	Mastercard Inc. - Cl. A	1,345,560
13,095	MoneyGram International Inc. * +	256,400
16,731	Moody's Corp.	1,176,691
24,436	Performant Financial Corp. * +	266,841
7,451	PHH Corp. *	176,887
26,850	ServiceSource International Inc. *	324,348
18,400	Verisk Analytics Inc. - Cl. A * +	1,195,264
		6,547,928
	COMPUTERS - 1.9%
2,240	Apple Inc. +	1,067,920
29,620	Brocade Communications Systems Inc. * +	238,441
18,210	NCR Corp. * +	721,298
8,526	SanDisk Corp. +	507,382
		2,535,041

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	COSMETICS/PERSONAL CARE - 0.5%
11,053	Colgate-Palmolive Co.	$ 655,443

	DISTRIBUTION/WHOLESALE - 0.4%
101,534	BlueLinx Holdings Inc. *	197,991
22,954	Titan Machinery Inc. * +	368,870
		566,861
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
114,136	CIFC Corp. +	900,534
19,326	Discover Financial Services +	976,736
7,533	Lazard Ltd. - Cl. A +	271,339
20,842	Nelnet Inc. - Cl. A +	801,375
1,032	Ocwen Financial Corp. * +	57,555
36,203	Oppenheimer Holdings Inc. +	643,327
284	Outerwall Inc. * +	14,197
6,670	Regional Management Corp. *	212,106
		3,877,169
	ELECTRIC - 1.8%
16,394	Dominion Resources Inc./VA +	1,024,297
4,510	ITC Holdings Corp. +	423,309
11,662	NextEra Energy Inc. +	934,826
		2,382,432
	ELECTRICAL COMPONENT & EQUIPMENT - 0.8%
24,037	AMETEK Inc. +	1,106,183

	ELECTRONICS - 2.1%
9,780	ESCO Technologies Inc.	324,989
10,930	National Instruments Corp. +	338,065
43,480	Newport Corp. * +	679,592
5,210	OSI Systems Inc. *	387,989
36,066	Trimble Navigation Ltd. * +	1,071,520
		2,802,155
	ENERGY-ALTERNATE SOURCES - 0.2%
6,580	SolarCity Corp. * +	227,668

	ENGINEERING & CONSTRUCTION - 0.5%
23,500	MasTec Inc. * +	712,050

	ENTERTAINMENT - 1.9%
4,682	Bally Technologies Inc. * +	337,385
43,960	National CineMedia Inc.	829,086
15,941	Pinnacle Entertainment Inc. * +	399,322
54,830	Scientific Games Corp. * +	886,601
		2,452,394
	ENVIRONMENTAL CONTROL - 0.1%
26,166	Pure Cycle Corp. *	120,887

	FOOD - 2.2%
33,810	Amira Nature Foods Ltd. *	437,501
20,470	Calavo Growers Inc. +	619,013
10,854	Dairy Farm International Holdings Ltd.	109,734
3	Lindt & Spruengli AG	142,636
31,386	Pilgrim's Pride Corp. * +	526,971
15,401	Safeway Inc.	492,678
18,325	Tyson Foods Inc.	518,231
11	WhiteWave Foods Co. *	231
32	WhiteWave Foods Co. - Cl. A *	640
		2,847,635
	GAS - 0.8%
11,801	Sempra Energy +	1,010,166

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	HEALTHCARE-PRODUCTS - 2.0%
31,900	ABIOMED Inc. * +	$ 608,333
16,560	Alere Inc. * +	506,239
10,640	Align Technology Inc. * +	511,997
9,500	Becton Dickinson and Co. +	950,190
		2,576,759
	HEALTHCARE-SERVICES - 0.6%
19,624	HCA Holdings Inc. +	838,926

	HOLDING COMPANIES-DIVERS - 0.3%
5,511	Jardine Matheson Holdings Ltd.	302,554
2,747	Jardine Strategic Holdings Ltd.	92,986
		395,540
	HOME BUILDERS - 0.8%
25,451	Brookfield Residential Properties Inc. * +	585,882
21,338	William Lyon Homes * +	433,588
		1,019,470
	HOUSEHOLD PRODUCTS/WARES - 0.4%
10,507	Jarden Corp. * +	508,539

	HOUSEWARES - 0.5%
12,276	Toro Co./The	667,201

	INSURANCE - 1.2%
17,732	American International Group Inc. +	862,307
5,449	Assured Guaranty Ltd.	102,168
5,600	Berkshire Hathaway Inc. * +	635,656
1	Security National Financial Corp. *	2
		1,600,133
	INTERNET - 5.1%
2,185	Amazon.com Inc. * +	683,118
3,720	Baidu Inc. - ADR * +	577,270
31,060	Brightcove Inc. * +	349,425
40,957	Liberty Interactive Corp. * +	961,261
0	Liberty Ventures *	40
3,152	LinkedIn Corp. - Cl. A * +	775,581
65,018	Move Inc. * +	1,102,055
11,775	OpenTable Inc. * +	824,015
22,810	Responsys Inc. *	376,365
10,530	Shutterfly Inc. * +	588,416
5,253	SINA Corp/China * +	426,386
		6,663,932
	INVESTMENT COMPANIES - 0.8%
25,001	KKR Financial Holdings LLC +	258,260
38,416	MVC Capital Inc. +	501,713
26,302	OFS Capital Corp.	332,983
		1,092,956
	LEISURE TIME - 0.4%
9,494	Arctic Cat Inc. +	541,632

	LODGING - 0.2%
10,507	China Lodging Group Ltd. - ADR * +	199,528

	MACHINERY-CONSTR&MINING - 0.4%
16,389	Terex Corp. *	550,670

	MACHINERY-DIVERSIFIED - 1.5%
10,332	AGCO Corp. +	624,259
6,710	Graco Inc. +	496,943
8,195	Rockwell Automation Inc.	876,373
		1,997,575

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	MEDIA - 3.6%
14,750	Liberty Global PLC *	$ 1,112,593
14,178	Liberty Global PLC * +	1,125,024
7,881	Liberty Media Corp. * +	1,159,689
15,220	Twenty-First Century Fox Inc.	509,870
12,400	Walt Disney Co./The +	799,676
		4,706,852
	MISCELLANEOUS MANUFACTURING - 0.8%
17,337	Crane Co. +	1,069,173

	OFFICE/BUSINESS EQUIPMENT - 0.2%
11,949	Pitney Bowes Inc. +	217,352

	PHARMACEUTICALS - 3.0%
28,337	Herbalife Ltd. +	1,977,072
37,842	Warner Chilcott PLC	864,690
33,141	Zoetis Inc. - Cl. A	1,031,347
		3,873,109
	REITS - 1.5%
30,300	Altisource Residential Corp.	696,294
4,076	IMPAC Mortgage Holdings Inc. * +	38,803
50,983	New Residential Investment Corp.	337,507
13,168	Newcastle Investment Corp.	74,004
85,191	NorthStar Realty Finance Corp. +	790,573
		1,937,181
	RETAIL - 14.3%
5,894	Best Buy Co. Inc. +	221,025
6,550	Buffalo Wild Wings Inc. * +	728,491
8,262	CarMax Inc. * +	400,459
34,430	Chico's FAS Inc. +	573,604
4,700	Cie Financiere Richemont SA	470,832
15,051	Costco Wholesale Corp.	1,732,671
5,974	CST Brands Inc.	178,025
10,507	Dick's Sporting Goods Inc. +	560,864
22,229	Dollar General Corp. * +	1,255,049
15,100	Domino's Pizza Inc.	1,026,045
10,030	Francesca's Holdings Corp. *	186,959
19,433	Home Depot Inc./The	1,473,993
11,775	Lithia Motors Inc. +	859,104
58,485	Luby's Inc. * +	419,922
16,654	McDonald's Corp. +	1,602,281
2,400	MSC Industrial Direct Co. Inc. +	195,240
14,989	Nu Skin Enterprises Inc. +	1,435,047
5,085	Restoration Hardware Holdings Inc. * +	322,135
48,737	Ruby Tuesday Inc. *	365,528
5,833	Sears Hometown and Outlet Stores Inc. *	185,197
13,400	Tiffany & Co.	1,026,708
11,502	Tractor Supply Co.	772,590
18,519	Vitamin Shoppe Inc. * +	810,207
15,442	Wal-Mart Stores Inc.	1,142,090
21,465	World Fuel Services Corp.	800,859
		18,744,925
	SAVINGS & LOANS - 0.4%
20,857	SI Financial Group Inc. +	236,727
17,568	Simplicity Bancorp Inc. +	273,183
		509,910
	SEMICONDUCTORS - 2.3%
10,507	Avago Technologies Ltd. +	453,062
32,620	International Rectifier Corp. *	807,997
33,570	Rovi Corp. * +	643,537
27,315	Skyworks Solutions Inc. * +	678,505
23,322	Teradyne Inc. * +	385,279
		2,968,380

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares			Value
	SOFTWARE - 1.3%
8,750	Envestnet Inc. * +		$ 271,250
20,350	Informatica Corp. * +		793,039
36,295	Take-Two Interactive Software Inc. * +		659,117
			1,723,406
	STORAGE/WAREHOUSING - 0.3%
19,230	Wesco Aircraft Holdings Inc. *		402,484

	TELECOMMUNICATIONS - 1.4%
65,086	Alcatel-Lucent/France *		229,754
17,900	Plantronics Inc. +		824,295
15,590	Polycom Inc. *		170,243
112,746	RF Micro Devices Inc. * +		635,888
			1,860,180
	TRANSPORTATION - 2.6%
22,511	CAI International Inc. * +		523,831
14,950	Echo Global Logistics Inc. * +		313,053
2,205	FedEx Corp. +		251,613
7,471	Union Pacific Corp. +		1,160,545
12,774	United Parcel Service Inc. - Cl. B +		1,167,160
			3,416,202

	TOTAL COMMON STOCK ( Cost - $101,886,469)		110,911,021

Number of	PURCHASED OPTIONS - 0.0%
Contracts (a)	CALL OPTIONS - 0.0%	Expiration
9	Cathay Bancorp, Inc. @ $225 *	Feb-14	$ 1,935
4	ELLIE Mae, Inc. @ $35 *	Apr-14	1,060
2	ELLIE Mae, Inc. @ $30 *	Apr-14	930
30	Flagstar Bancorp Inc. @ $15 *	Oct-13	900
16	Valley National Bancorp @ $12 *	Mar-14	240
	TOTAL CALL OPTIONS (Cost - $5,613)		5,065

	PUT OPTIONS - 0.0%
36	iShares Russell 2000 Value ETF $100 *	Oct-13	1,296
91	iShares Russell 2000 Value ETF $101 *	Oct-13	4,095
	TOTAL PUT OPTIONS (Cost - $39,648)		5,391

	TOTAL PURCHASED OPTIONS (Cost - $45,261)		10,456

	TOTAL INVESTMENTS - 84.6% ( Cost - $101,931,730) (b)		$ 110,921,477
	OTHER ASSETS LESS LIABILITIES - 15.4%		20,226,672
	NET ASSETS - 100.0%		$ 131,148,149

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	SECURITIES SOLD SHORT - 38.9%
	AGRICULTURE - 0.9%
4,191	Andersons, Inc.	$ 292,951
10,469	Archer-Daniels-Midland Co.	385,678
12,608	Lorillard Inc.	564,586
		1,243,215
	APPAREL - 0.8%
6,774	Under Armour Inc. - Cl. A *	538,194
2,679	VF Corp.	533,255
		1,071,449
	AUTO MANUFACTURERS - 1.5%
14,161	PACCAR Inc.	788,201
6,255	Tesla Motors Inc. *	1,209,842
		1,998,043
	AUTO PARTS & EQUIPMENT - 0.1%
15,290	Meritor Inc. *	120,179

	BANKS - 2.7%
6,067	Bank of Hawaii Corp.	330,348
4,007	Bank of the Ozarks Inc.	192,296
9,342	Cathay General Bancorp	218,323
10,579	Columbia Banking System Inc.	261,301
4,979	Commerce Bancshares Inc./MO	218,111
4,613	Cullen/Frost Bankers Inc.	325,447
9,446	First Horizon National Corp.	103,811
24,327	FNB Corp/PA	295,086
3,250	Iberiabank Corp.	168,577
6,681	Northern Trust Corp.	363,380
3,610	Prosperity Bancshares Inc.	223,242
1	Southside Bancshares Inc.	24
8,146	Taylor Capital Group Inc. *	180,434
4,131	Texas Capital Bancshares Inc. *	189,902
34,034	Valley National Bancorp	338,638
14,919	Wilshire Bancorp Inc.	122,037
		3,530,957
	BEVERAGES - 1.6%
54,443	Cott Corp.	418,667
20,438	Dr Pepper Snapple Group Inc.	916,031
6,623	Green Mountain Coffee Roasters Inc. *	498,911
4,191	PepsiCo Inc.	333,185
		2,166,794
	CHEMICALS - 0.7%
15,401	American Vanguard Corp.	414,595
6,774	International Flavors & Fragrances Inc.	557,500
		972,095
	COMMERCIAL SERVICES - 1.0%
11,410	Healthcare Services Group Inc.	293,922
27,311	Intersections Inc.	239,518
4,794	Lender Processing Services Inc.	159,497
8,190	Rent-A-Center Inc./TX	312,039
6,760	VistaPrint NV *	382,075
		1,387,051
	COMPUTERS - 1.7%
6,990	Cray Inc. *	168,249
26,267	Hewlett-Packard Co.	551,082
5,463	International Business Machines Corp.	1,011,638
8,360	Lexmark International Inc.	275,880
3,360	Seagate Technology PLC	146,966
4,170	Silver Spring Networks Inc. *	72,266
		2,226,081
	DISTRIBUTION/WHOLESALE - 0.2%
2,980	WESCO International Inc. *	228,059

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
15,467	American Express Co.	$ 1,168,068
28,229	Calamos Asset Management Inc. - Cl. A	282,008
7,467	Ellie Mae Inc. *	239,019
5,432	Evercore Partners Inc. - Cl. A	267,417
6,363	Financial Engines Inc.	378,217
1,579	FXCM Inc. - Cl. A	31,186
17,394	NewStar Financial Inc. *	317,789
284	Outerwall Inc. *	14,197
		2,697,901
	ELECTRIC - 1.2%
15,577	Exelon Corp.	461,702
18,028	PPL Corp.	547,691
16,389	Public Service Enterprise Group Inc.	539,690
		1,549,083
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
14,428	General Cable Corp.	458,089
14,204	Molex Inc.	547,138
		1,005,227
	ELECTRONICS - 0.1%
3,580	NVE Corp. *	182,723

	ENERGY-ALTERNATE SOURCES - 0.9%
17,840	Amyris Inc. *	41,211
22,490	Enphase Energy Inc. *	183,069
9,545	Gevo Inc. *	18,326
15,713	Green Plains Renewable Energy Inc.	252,194
20,937	Renewable Energy Group Inc. *	317,196
10,180	SolarCity Corp. *	352,228
		1,164,224
	ENGINEERING & CONSTRUCTION - 0.1%
5,710	Mistras Group Inc. *	97,070

	FOOD - 3.2%
13,030	Boulder Brands Inc. *	209,001
5,296	Campbell Soup Co.	215,601
19,104	Chefs' Warehouse Inc./The *	441,302
12,282	Fairway Group Holdings Corp. - Cl. A *	313,928
7,330	Fresh Market Inc./The *	346,782
6,550	Hormel Foods Corp.	275,886
5,751	Ingredion Inc.	380,544
9,326	Kellogg Co.	547,716
15,762	McCormick & Co. Inc./MD	1,019,801
2,729	Sanderson Farms Inc.	178,040
4,094	TreeHouse Foods Inc. *	273,602
		4,202,203
	HEALTHCARE-PRODUCTS - 0.6%
10,990	Abaxis Inc.	462,679
4,380	DENTSPLY International Inc.	190,136
2,380	Mindray Medical International Ltd. - ADR	92,558
		745,373
	HOME BUILDERS - 0.2%
274	NVR Inc. *	251,858

	HOME FURNISHINGS - 0.4%
11,889	Tempur Sealy International Inc. *	522,640

	HOUSEHOLD PRODUCTS/WARES - 1.6%
9,441	Clorox Co./The	771,519
6,998	Kimberly-Clark Corp.	659,352
5,751	Scotts Miracle-Gro Co./The	316,478
5,244	SodaStream International Ltd. *	327,174
		2,074,523

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	INSURANCE - 1.1%
11,668	Fidelity National Financial Inc.	$ 310,369
12,043	First American Financial Corp.	293,247
8,460	Protective Life Corp.	359,973
12,910	Radian Group Inc.	179,836
10,272	Stewart Information Services Corp.	328,601
		1,472,026
	INTERNET - 1.5%
1,639	Netflix Inc. *	506,795
10,508	Splunk Inc. *	630,900
4,270	Vipshop Holdings Ltd. - ADR *	242,536
11,450	Web.com Group Inc. *	370,293
2,173	Zillow Inc. - Cl. A *	183,336
		1,933,860
	LEISURE TIME - 0.1%
2,410	Brunswick Corp/DE	96,183

	LODGING - 0.5%
9,708	Starwood Hotels & Resorts Worldwide Inc.	645,097

	MACHINERY-CONSTR&MINING - 0.5%
7,941	Caterpillar Inc.	662,041

	MACHINERY-DIVERSIFIED - 1.2%
12,775	Deere & Co.	1,039,757
2,820	ExOne Co. *	120,132
6,430	Tennant Co.	398,660
		1,558,549
	MEDIA - 0.1%
810	Time Warner Cable Inc.	90,396

	METAL FABRICATE/HARDWARE - 0.3%
2,534	Valmont Industries Inc.	351,998

	MINING - 0.3%
4,445	Compass Minerals International Inc.	339,020

	MISCELLANEOUS MANUFACTURING - 0.6%
22,671	General Electric Co.	541,610
10,515	Metabolix Inc. *	13,249
6,550	Raven Industries Inc.	214,250
		769,109
	PHARMACEUTICALS - 0.4%
5,720	Questcor Pharmaceuticals Inc.	331,760
2,460	USANA Health Sciences Inc. *	213,503
		545,263
	REAL ESTATE - 0.2%
5,179	Realogy Holdings Corp. *	222,801

	REITS - 0.6%
4,370	CoreSite Realty Corp.	148,318
25,438	IMPAC Mortgage Holdings Inc. *	242,170
19,267	Redwood Trust Inc.	379,367
		769,855
	RETAIL - 4.8%
10,380	AutoNation Inc. *	541,525
10,926	Bed Bath & Beyond Inc. *	845,235
2,601	Bravo Brio Restaurant Group Inc. *	39,275
897	Chipotle Mexican Grill Inc. - Cl. A *	384,543
4,721	Cracker Barrel Old Country Store Inc.	487,396
7,856	Darden Restaurants Inc.	363,654
39,282	Denny's Corp. *	240,406

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	RETAIL - 4.8% (Continued)
5,023	First Cash Financial Services Inc. *	$ 291,082
4,370	O'Reilly Automotive Inc. *	557,568
4,169	Panera Bread Co. *	660,912
13,049	Target Corp.	834,875
10,926	Wal-Mart Stores Inc.	808,087
29,242	Wendy's Co./The	247,972
		6,302,530
	SAVINGS & LOANS - 1.2%
2,345	BofI Holding Inc. *	152,097
15,490	EverBank Financial Corp.	232,040
16,432	Investors Bancorp Inc.	359,532
21,597	New York Community Bancorp Inc.	326,331
13,765	Provident Financial Holdings Inc.	228,637
12,293	Washington Federal Inc.	254,219
		1,552,856
	SEMICONDUCTORS - 0.7%
5,550	First Solar Inc. *	223,165
4,794	Hittite Microwave Corp. *	313,288
26,267	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	445,488
		981,941
	SOFTWARE - 0.3%
5,790	Open Text Corp.	432,224

	STORAGE/WAREHOUSING - 0.2%
8,084	Mobile Mini Inc. *	275,341

	TELECOMMUNICATIONS -1.5%
64,463	Corning Inc.	940,515
88,310	DragonWave Inc. *	174,854
13,134	Motorola Solutions Inc.	779,897
2,110	Ubiquiti Networks Inc.	70,875
		1,966,141
	TRUCKING & LEASING - 0.5%
3,275	GATX Corp.	155,628
2,270	TAL International Group Inc.	106,077
5,463	Western Digital Corp.	346,354
		608,059
	TOTAL COMMON STOCK (Proceeds - $ 47,997,553)	51,012,038

	EXCHANGE TRADED FUNDS - 13.3%
12,820	SPDR Barclays High Yield Bond ETF	510,749
2,191	iShares Russell 2000 ETF	233,605
95,088	SPDR S&P 500 ETF Trust	15,984,291
21,739	SPDR S&P Regional Banking ETF	774,996
	TOTAL EXCHANGE TRADED FUNDS (Proceeds - $17,497,235)	17,503,641

	TOTAL SECURITIES SOLD SHORT (Proceeds - $65,494,788)	$ 68,515,679

REIT	Real Estate Investment Trust
ADR	American Depositary Receipt
*	Non-income producing security.
+	All or part of the security was held as collateral for securities sold short as of September 30, 2013.
(a)	Each Contract represents 100 shares of the underlying security
(b)

Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short and options) is $37,564,865 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 10,299,773
	Unrealized Depreciation:	(5,458,840)
	Net Unrealized Appreciation:	$ 4,840,933

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2013

ASSETS
Investment securities:
At cost	$ 101,931,733
At value	$ 110,921,477
Cash	90,873,437
Cash denominated in foreign currency (cost $61,895)	64,056
Receivable for securities sold	13,863,481
Receivable for Fund shares sold	261,254
Dividends and interest receivable	130,987
Prepaid expenses and other assets	25,099
TOTAL ASSETS	216,139,791

LIABILITIES
Securities sold short, at value (proceeds $65,494,788)	68,515,679
Payable for investments purchased	15,933,978
Investment advisory fees payable	218,745
Payable for Fund shares repurchased	28,821
Fees payable to other affiliates	6,750
Distribution (12b-1) fees payable	8,512
Dividends payable for securities short sales	160,037
Unrealized depreciation on forward currency contracts	14,907
Accrued expenses and other liabilities	104,213
TOTAL LIABILITIES	84,991,642
NET ASSETS	$ 131,148,149

Composition of Net Assets:
Paid in capital	$ 120,466,475
Undistributed net investment loss	(2,213,474)
Accumulated net realized gain from investments	6,939,017
Net unrealized appreciation of investments	5,956,131
NET ASSETS	$ 131,148,149

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 4,459,101
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	405,372
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)(b)	$ 11.00
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 11.67

Class I Shares:
Net Assets	$ 87,217,735
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,904,059
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 11.03

Class N Shares:
Net Assets	$ 39,471,313
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,588,385
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 11.00

(a)

For certain purchases of $1 million or more, a contingent deferred sales charge may apply to redemptions made within eighteen months of purchase in the amount of the commissions paid on the shares redeemed

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2013

INVESTMENT INCOME
Dividends	$ 648,852
Interest	288
TOTAL INVESTMENT INCOME	649,140

EXPENSES
Advisor fees	1,653,020
Distribution (12b-1) fees:
Class A	3,908
Class N	44,344
Dividend and Interest expenses	1,039,119
Custodian fees	99,888
Registration fees	59,636
Administrative services fees	37,079
Transfer agent fees	25,817
Professional fees	19,874
Non 12b-1 shareholder servicing fees	17,075
Printing and postage expenses	15,652
Accounting services fees	11,670
Compliance officer fees	4,034
Trustees fees and expenses	3,602
Insurance expense	1,034
Other expenses	12,576
TOTAL EXPENSES	3,048,328
Less: Fees waived by the Advisor	(147,774)
NET EXPENSES	2,900,554

NET INVESTMENT LOSS	(2,251,414)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	12,199,749
Securities sold short	(6,771,832)
Options purchased	(28,739)
Options written	26,944
Foreign currency exchange contracts	(3,149)
Foreign currency transactions	(283)
Net Realized Gain	5,422,690

Net change in unrealized appreciation (depreciation) on:
Investments	2,387,833
Securities sold short	225,277
Options contracts written	(1,653)
Foreign currency exchange contracts	(14,907)
Foreign currency translations	2,198
Net Change in Appreciation/(Depreciation)	2,598,748

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,021,438

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,770,024

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Month	For the
	September 30, 2013	Period Ended
	(Unaudited)	March 30, 2013 (a)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (2,251,414)	$ (1,690,039)
Net realized gain on investments	5,422,690	3,497,029
Net change in unrealized appreciation (depreciation) on investments	2,598,748	3,357,383
Net increase in net assets resulting from operations	5,770,024	5,164,373

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	-	(3,992)
Class I	-	(179,526)
Class N	-	(69,205)
Total distributions to shareholders	-	(252,723)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,394,157	2,186,569
Class I	22,159,489	91,958,990
Class N	10,685,090	34,200,219
Net asset value of shares issued in reinvestment of distributions:
Class A	-	3,992
Class I	-	178,521
Class N	-	69,076
Redemption fee proceeds:
Class A	6	60
Class I	163	2,748
Class N	69	953
Payments for shares redeemed:
Class A	(303,929)	(74,275)
Class I	(23,190,808)	(11,476,432)
Class N	(5,892,723)	(2,435,460)
Net increase from shares of beneficial interest transactions	5,851,514	114,614,961

NET INCREASE IN NET ASSETS	11,621,538	119,526,611

NET ASSETS
Beginning of Period	119,526,611	-
End of Period *	$ 131,148,149	$ 119,526,611
*Includes undistributed net investment income (loss) of:	$ (2,213,474)	$ 37,940

SHARE ACTIVITY
Class A:
Shares Sold	223,424	217,207
Shares Reinvested	-	401
Shares Redeemed	(28,400)	(7,260)
Net increase in shares of beneficial interest outstanding	195,024	210,348

Class I:
Shares Sold	2,095,285	9,096,141
Shares Reinvested	-	17,888
Shares Redeemed	(2,195,203)	(1,110,052)
Net increase/(decreased) in shares of beneficial interest outstanding	(99,918)	8,003,977

Class N:
Shares Sold	993,509	3,376,657
Shares Reinvested	-	6,928
Shares Redeemed	(550,677)	(238,032)
Net increase in shares of beneficial interest outstanding	442,832	3,145,553

(a)	The Fund commenced operations on April 30, 2012

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (1)

	Class A		Class A (1)	Class I		Class I (1)
	Six Months		Period Ended	Six Months		Period Ended
	September 30, 2013		March 31, 2013	September 30, 2013		March 31, 2013
	(Unaudited)			(Unaudited)
Net asset value, beginning of period	$ 10.51		$ 10.00	$ 10.53		$ 10.00

Income (loss) from investment operations:
Net investment (loss) (2)	(0.20)		(0.30)	(0.19)		(0.27)
Net realized and unrealized gain on investments	0.69		0.84	0.70		0.83
Total from investment operations	0.49		0.54	0.50		0.56

Less distributions from:
Net realized gains	-		(0.03)	-		(0.03)

Redemption fees collected (3)	0.00		0.00	0.00		0.00

Net asset value, end of period	$ 11.00		$ 10.51	$ 11.03		$ 10.53

Total return (4,5)	4.66%	(6)	5.40%	4.75%	(6)	5.60%	(6)

Net assets, at end of period (000s)	$ 4,459		$ 2,211	$ 87,218		$ 84,262

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including
dividends from securities sold short and interest expense (7,8,9)	5.07%		5.13%	4.83%		4.88%
Ratio of gross expenses to average net assets excluding
dividends from securities sold short and interest expense (7,8.9)	3.40%		3.85%	3.16%		3.60%
Ratio of net expenses to average net assets including
dividends from securities sold short and interest expense (8,9)	4.83%		4.53%	4.59%		4.28%
Ratio of net expenses to average net assets excluding
dividends from securities sold short and interest expense (8,9)	3.15%		3.24%	2.92%		2.99%

Ratio of net investment loss to average net assets (8,9,10)	(3.77)%		(3.19)%	(3.55)%		(2.94)%

Portfolio Turnover Rate (5)	325%		517%	325%		517%

(1) The Fund commenced operations on April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris Equity Long Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (1)

	Class N		Class N (1)
	Six Months		Period Ended
	September 30, 2013		March 31, 2013
	(Unaudited)
Net asset value, beginning of period	$ 10.51		$ 10.00

Income (loss) from investment operations:
Net investment (loss) (2)	(0.20)		(0.30)
Net realized and unrealized gain on investments	0.69		0.84
Total from investment operations	0.49		0.54

Less distributions from:
Net realized gains	-		(0.03)

Redemption fees collected (3)	0.00		0.00

Net asset value, end of period	$ 11.00		$ 10.51

Total return (4,5)	4.66%	(6)	5.40%	(6)

Net assets, at end of period (000s)	$ 39,471		$ 33,053

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including
dividends from securities sold short and interest expense (7,8,9)	5.08%		5.13%
Ratio of gross expenses to average net assets excluding
dividends from securities sold short and interest expense (7,8.9)	3.41%		3.85%
Ratio of net expenses to average net assets including
dividends from securities sold short and interest expense (8,9)	4.85%		4.53%
Ratio of net expenses to average net assets excluding
dividends from securities sold short and interest expense (8,9)	3.17%		3.24%

Ratio of net investment loss to average net assets (8,9,10)	(3.80)%		(3.19)%

Portfolio Turnover Rate (5)	325%		517%

(1) The Fund commenced operations on April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2013

1.

ORGANIZATION

The Altegris Equity Long Short Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on April 30, 2012. The Fund’s seeks to achieve long-term capital appreciation with moderate correlation to major equity market indices.

On September 1, 2013, the partnership of Aquiline Capital Partners LLC and Genstar Capital, LLC, closed a transaction with Genworth Financial, Inc. (“Genworth”) the former parent company of Altegris, in the acquisition of the Genworth’s wealth management business, including Altegris. All customary closing conditions were met with approval at the shareholder meeting held on July 19, 2013, whereby the shareholders approved the new investment advisory agreement.  Results of the proxy are included in the renewal of the advisory agreement.

The Fund offers Class A, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. N shares of the Fund are offered at their NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class N shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used As of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$ 110,911,021	$ -	$ -	$ 110,911,021
Options	10,456	-	-	10,456
Total Investments	$ 110,921,477	$ -	$ -	$ 110,921,477

Liabilities
Securities Sold Short *
Common Stock	$ 51,012,038	$ -	$ -	$ 51,012,038
Exchange Traded funds	17,503,641	-	-	17,503,641
Derivatives
Forward currency exchange contracts	14,907	-	-	14,907
Total Liabilities	$ 68,530,586	$ -	$ -	$ 68,530,586

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013 and 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended September 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and Options amounted to $335,437,665 and $333,975,249, respectively. Purchases and proceeds from securities and exchange traded funds sold short amounted $266,619,309 and $264,688,083, respectively.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. For the six months ended September 30, 2013, the Fund had gains of $247, which is included in the net realized gain from Option contracts written in the Statement of Operations.  For the six months ended September 30, 2013, the Fund had losses of $28,739 and gains of $26,944, which is included in the net realized gain from Option purchased and Options written in the Statement of Operations.

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

The number of option contracts written and the premiums received by the Fund for the six months ended September 30, 2013, were as follows:

Written Options	Number of Contracts	Premiums Received
Options outstanding, beginning of period	8	$ 1,733
Option written	270	29,636
Option closed	(270)	(29,636)
Option expiration	(8)	(1,733)
Options outstanding, end of period	-	-

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund also is exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract. As of September 30, 2013, the following forward currency exchange contracts were open:

				Unrealized
	Settlement	Local	US Dollar	Appreciation/
Foreign Currency	Date	Currency	Market Value	(Depreciation)
To Sell:
Euro	12/18/2013	51,205	$ 69,318	$ (961)
Swiss Franc	12/18/2013	536,248	593,376	(13,946.00)
			$ 662,694	$ (14,907)

The derivative instruments outstanding as of September 30, 2013 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized forward currency contract. During the period ended September 30, 2013, the Fund was not subject to any master netting arrangements.  The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2013.

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$ 14,907	$ -	$ 14,907	$ -	$ -	$ 14,907
Total	$ 14,907	$ -	$ 14,907	$ -	$ -	$ 14,907

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2013:

Location on the Statement of Assets and Liabilities

Derivative Investment Type                       Liability Derivative

Currency                                                     Unrealized depreciation on forward exchange contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2013:

Liability Derivatives Investment Value
Derivative Investment Type	Foreign Exchange Contracts
Currency	$ 14,907

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended September 30, 2013:

Derivative Investment Type                     Location of Gain/Loss on Derivative

Equity/Currency                                       Net realized gain (loss) from options purchased

                                                                  Net realized gain (loss) from options written

                                                                  Net realized gain (loss) from unrealized foreign currency transaction

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2013:

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Foreign Exchange Risk	Total for the six months Ended September 30, 2013
Options Purchased	$ (28,739.00)	$ -	$ (28,739.00)
Options Written	26,944.00	-	26,944.00
Forward Foreign Currency Contracts		(3,432.00)	(3,432.00)
	$ (1,795.00)	$ (3,432.00)	$ (5,227.00)

Changes in unrealized appreciation/(depreciation)on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Foreign Exchange Risk	Total for the six months Ended September 30, 2013
Options Purchased		$ -	$ -
Options Written	(1,653.00)	-	(1,653.00)
Forward Foreign Currency Contracts		(14,709.00)	(14,709.00)
	$ (1,653.00)	$ (14,709.00)	$ (16,362.00)

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The business activities of the Fund are overseen by the Board which is responsible for the overall management of the Fund. Altegris Advisors, L.L.C., serves as the Fund’s investment Advisor (the “Advisor”). The Fund’s advisor allocates portions of the Fund’s portfolio to be managed by Chilton Investment Company, LLC, Harvest Capital Strategies, LLC, OMT Capital Management, LLC and Visium Asset Management, LP, each serve as a Sub-Advisor (the “Sub-Advisors”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  On August 13, 2013 the Board approved the reduction in the Fund’s management fee from 2.75% to 2.25% effective September 1, 2013. The management fee is compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor the fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets.  Pursuant to each sub-advisory agreement between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a percentage of the net assets of their managed allocated portion. The Sub-Advisors are paid by the Advisor not the Fund.

The Fund's Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short or extraordinary expenses such as litigation) will not exceed 3.24%, 2.99% and 3.24% through August 31, 2013 and will not exceed 2.74%, 2.49% and 2.74% after August 31, 2013 of the daily average net assets attributable to each of the Class A, Class I and Class N shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal periods prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended September 30, 2013, expenses of $147,774 were waived by the advisor. As of September 30, 2013 the Advisor may recapture $328,007 and $147,774 through March 31, 2016 and 2017, respectively.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class N shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended September 30, 2013, pursuant to the Plan, Class A and Class N shares paid $3,908 and $44,344, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I and Class N shares. The Distributor is an affiliate of GFS. During the six months ended September 30, 2013, the Distributor received $22,908 in underwriting commissions f or sales of Class A shares of which $3,440 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund is part of a series of Altegris Mutual Funds or mutual fund Family (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, Altegris Fixed Income Long Short Fund and Altegris Multi Strategy Alternative Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to each Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund.

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the six months ended September 30, 2013, Class A, Class I and Class N assessed redemption fees in the amounts of $6, $163 and $69, respectively.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended were as follows:

Fiscal Period Ended March 31, 2013
Ordinary Income	$ 252,723
Long-Term Capital Gain	-
$ 252,723

The difference between book basis and tax basis character of distributions is primarily attributable to the tax treatment of short-term capital gains distributions.

As of March 31, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	Book/Tax	Loss and	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Tax Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 2,856,606	$ 15,522	$ -	$ (188,208)	$ -	$ 2,227,730	$ 4,911,650

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

The difference between book basis and tax basis undistributed ordinary income, undistributed long-term capital gains and unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for return of capital distributions received, partnerships and constructive sales.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and foreign currency transactions gains and the adjustments for real estate investment trusts, partnerships and business development companies, resulted in reclassification for the six months ended September 30, 2013 as follows:

Undistritubed Ordinary Income (Loss)	Undistributed Long- Term Gains (Loss)	Paid In Capital
$ 1,727,979	$ (1,727,979)	$ -

Net assets were not affected by these reclassifications.

8. SHAREHOLDER MEETINGS

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

               Shares Voted

          Shares Voted Against

                   In Favor

  or Abstentions

Mark H. Taylor

  608,885,975

       8,197,175

John V. Palancia

                609,370,118

       7,713,033

Andrew Rogers

  609,691,730

       7,391,421

Mark D. Gersten

                609,750,246

       7,332,904

Mark Garbin

  609,702,446

       7,380704

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Friday, August 2, 2013, Trust shareholders of record as of the close of business on June 7, 2013 voted to approve the following proposal:

Proposal 1: To approve a new Investment Advisory Agreement.

     Shares Voted

          Shares Voted Against

        In Favor

  or Abstentions

8,862,905

          254,963

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

9.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Class C commenced operations beginning on October 7, 2013.

On August 13, 2013 the Board approved the reduction in the Funds management fee from 2.25% to 1.75% effective November 1, 2013. The Board also approved a reduction in the level reimbursed to which the Advisor has agreed to waive fees and total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, swap and structured note fees and expenses, acquired fund fees and expenses on securities sold short, taxes, short selling expenses, expense incurred in connection with any merger or reorganization, indirect expenses, expenses of underlying pools in which the Fund may invest, and extraordinary expenses such as litigation) from 2.74%, 3.49%, 2.49% and 2.74% of the daily average net assets to each of the Class A, Class C, Class I and Class N shares, respectively, to 2.24%, 2.99%, 1.99%, and 2.24% of the daily average net assets attributable to each of the Class A, Class C, Class I, and Class N shares respectively.

Altegris Equity Long Short Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2013

As a shareholder of the Altegris Equity Long Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, expenses due to securities sold short and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Equity Long Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning April 1, 2013 and ending September 30, 2013.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Equity Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Actual
Expenses		4/1/2013	9/30/2013	4/1/13 – 9/30/13
Class A	4.83%	$1,000.00	$1,046.60	$24.77
Class I	4.59%	$1,000.00	$1,047.50	$23.06
Class N	4.85%	$1,000.00	$1,046.60	$24.86
Table 2
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Hypothetical
(5% return before expenses)		4/1/2013	9/30/2013	4/1/13 – 9/30/13
Class A	4.83%	$1,000.00	$1,000.86	$24.22
Class I	4.59%	$1,000.00	$1,002.03	$23.06
Class N	4.85%	$1,000.00	$1,000.78	$24.30

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of   days in the fiscal year (365).

Altegris Equity Long Short Fund (Adviser – Altegris Advisors, LLC)*

In connection with the April 24, 2013 special meeting of the Board of Trustee (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, with respect to the Altegris Equity Long Short Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service.  The Trustees revisited their discussions regarding Altegris over the last 12 months, and considered their familiarity with key advisory personnel and that each has approximately 20 years of industry experience.  The Trustees also considered that Altegris has a strong infrastructure with qualified personnel that provides research, operational, sales and marketing, and legal and compliance services to the Fund.  The Trustees also considered that Altegris provides due diligence around asset allocation, sourcing, evaluation of investment managers, investment monitoring, risk management, along with the supervision of sub-advisers.  A representative of Trust management noted that Altegris is professional and proactive in its interactions with management and fund service providers.  The Trustees noted that Altegris manages a robust marketing and distribution plan for the Fund that includes marketing the Fund to Altegris’ affiliated broker-dealers, independent broker-dealers, and making the Fund available for sale on approximately 20 mutual fund “supermarket” platforms.  During their discussion, the Trustees recognized that Altegris has a good fund-raising track record that they expect will continue.  The Trustees remarked that they and the Trust’s chief compliance officer (“CCO”) have had a good working relationship with Altegris personnel since the commencement of the Altegris/Trust relationship.  The Trust’s CCO confirmed that he and his staff had not found any material compliance issues at Altegris in the last year, and that Altegris’ compliance team had developed a strong infrastructure for monitoring overall compliance.  The Trust’s CCO noted that Altegris’ current CCO is also its general counsel.  The Altegris CCO explained that Altegris is in the process of evaluating those responsibilities and is considering the addition of a fully dedicated CCO.  With respect to daily monitoring, the Trustees noted that Altegris has developed internal tools to handle the daily monitoring of compliance and Fund operations to ensure the prospectus and 1940 Act guidelines are adhered to.  The Trustees were pleased that existing key Altegris personnel will continue to have responsibility for managing the business, and that a subset of those will have an equity stake in the firm.  Finally, they noted that a representative of Altegris had confirmed that Altegris could see no reason why the reorganization would impact the firm or Fund shareholders negatively, in fact, Altegris believes it will have a positive impact due to the additional expertise and resources Altegris will have access to.  Based on its previous history with Altegris, the Trustees concluded that Altegris has the capacity to provide the Board and shareholders with high quality services for the Fund.

Performance.  The Trustees reviewed the Fund’s performance and compared it to the performance of its peer group and Morningstar category.  They considered the relatively short duration of performance, but noted positively the Fund’s substantial outperformance as compared to its peer group since its inception, and also that the Fund outperformed the Morningstar Long/Short Equity category over the same period.  The Trustees also considered the Fund’s performance relative to the S&P 500 TR Index noting that although the Fund performance lagged the Index, based on the Fund’s limited net exposure (25-35%) to the equity market, the risk adjusted rate of return was strong compared to S&P 500 TR Index.  The Trustees also reviewed the performance attribution of the Fund’s sub-advisers, noting Altegris’ apparent satisfaction with each sub-adviser’s returns as it had made no recommendation to remove or otherwise change any of the sub-advisers.

Fees and Expenses.  The Trustees noted that Altegris proposed to continue to charge an annual advisory fee of 2.75%.  They compared the Fund’s advisory fee and estimated expense ratio to its peer group, and noted that the fee is the highest in its peer group and as high as the highest fee in the Morningstar category.  They acknowledged, however, that the Fund is a novel strategy, and also provides the services of three “best in breed” hedge fund style managers as sub-advisers.  The Trustees agreed that, taking into consideration the Fund’s strong performance and the Fund’s strategy, coupled with the described “best in breed” sub-advisers, the costs are justified.

Economies of Scale.  The Trustees considered whether economies of scale will be reached with respect to the management of the Fund.  The Trustees noted that Altegris indicated its receptiveness to the discussion of breakpoints in the future, but noted the Fund’s current asset levels are not high enough to justify breakpoints at this time. They further noted Altegris continues to waive advisory fees with respect to its management of the Fund.  After discussion, it was the consensus of the Trustees that while breakpoint levels had not been reached at this time, economies of scale should be revisited after the size of the Fund materially increases.

Profitability.  The Trustees considered the anticipated profits Altegris would realize in connection with managing the Fund and whether the estimated amount of profit is a fair entrepreneurial profit with respect to the services to be provided to the Fund. The Trustees acknowledged that Altegris is not yet realizing a profit from its relationship with the Fund.  The Trustees concluded, therefore, that Altegris’ level of profitability from its relationship with the Fund was not excessive.

Conclusion.  Having requested and received such information from Altegris as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of the Altegris Equity Long Short Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Equity Long Short Fund (Sub-Adviser – Harvest Capital Strategies, LLC)

In connection with the April 24, 2013 special meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, the Trustees discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Harvest Capital Strategies, LLC (“Harvest”), with respect to the Altegris Equity Long Short Fund (the “Fund”).  In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services.  The Trustees took into consideration that that Harvest has approximately $1.3 billion in total assets under management for institutions, family-offices and high net worth individuals, and focuses on alternative investments through long short equity hedge funds which account for $750 million in assets and middle-market lending and private equity.  The Trustees reviewed the Harvest personnel who will provide services to the Fund, and concluded that they have the background and experience and the organization has a sufficient infrastructure to conduct research, trading, client service, and compliance support.  The Trustees noted that, on a daily basis, Harvest uses a proprietary dashboard to monitor risk, producing various risk metrics to measure exposure levels and also monitors compliance to the investment limitations and prospectus with any differences reconciled and flagged for remedial action. They further noted that no material compliance or litigation issues have arisen since the last sub-advisory contract approval.  After discussion, the Trustees concluded that Harvest has sufficient infrastructure and resources to deliver a high quality level of service to the Fund and shareholders who potentially can benefit from having access to an equity long short hedge fund type strategy.

Performance.  The Trustees reviewed the Fund’s performance and compared it to the performance of its peer group and Morningstar category.  They considered the relatively short duration of performance.  The Trustees reviewed Harvest’s contribution to the Fund’s overall performance and noted its financial sector strategy significantly underperformed the benchmark, and considered Harvest’s risk mitigation most likely cost the Fund some “up-side” performance.  The Trustees considered that by investing in both the financial sector and agricultural sector, Harvest is able to reduce the standard deviation of the portfolio.  They further noted that Harvest’s agricultural sector strategy returned performance more in-line with the benchmark and, on a combined basis, Harvest performed as expected.

Fees and Expenses.  Board considered the fees charged within the peer group and also within the Morningstar category average.  The Board noted that Harvest charges a sub-advisory fee based on the average net assets.  The Trustees noted that the fee charged to the Fund is higher than the average of the peer group, but less than that charged by Harvest for smaller separately managed accounts – for which it charges an incentive fee, and that this allows access to the services of Harvest, and a hedge fund style strategy, by smaller investors at a more competitive rate.  The Trustees concluded that the sub-advisory fee was reasonable.

Economies of Scale.  The Trustees considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was an Advisory Agreement level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Profitability.  The Trustees considered the anticipated profits to be realized by Harvest in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees considered that some of Harvest’s profitability can be attributed to the nominal, incremental cost associated with its management of its allocated portion of the Fund.  Further, they considered, based on the information provided by the sub-adviser, it is apparent that the sub-adviser is giving concessions with respect to profitability relative to the private funds they manage.  After discussion the Trustees concluded that the profit is not unreasonable.

Conclusion. Having requested and received such information from Harvest as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Altegrist Equity Long Short Fund.

Altegris Equity Long Short Fund (Sub-Adviser – OMT Capital Management, LLC)

In connection with the April 24, 2013 special meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, the Trustees discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and OMT Capital Management, LLC (“OMT”), with respect to the Altegris Equity Long Short Fund (the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services.  The Trustees noted OMT has approximately $300 million in assets under management, and has been providing investment services to institutions and high net worth individuals since 1998 focusing on providing clients with capital appreciation while managing risk and protecting capital.  The Trustees reviewed the background and experience of the key personnel at OMT who provide daily servicing to the Fund, and noted OMT will provide investment research and analysis, trading, client service, administration and compliance support to the Fund.  The Trustees considered that OMT utilizes an investment committee in its stock selection process which is aimed to provide an unbiased review and professional opinion of the potential investments with a focus on any inherent risks such as over exposure to market sectors along with product or sector volatility.  They further considered that OMT’s investment committee and its CCO conduct daily reviews of portfolio investments to insure compliance with the Fund’s the investment limitations as described in the prospectus and statement of additional information.  After discussion, the Trustees concluded that given OMT’s hedge fund expertise and experience, shareholders potentially can benefit from having access to a hedge fund type strategy and OMT can provide a level of service consistent with the expectations of the Board and shareholders.

Performance.  The Trustees reviewed the Fund’s performance and compared it to the performance of its peer group and Morningstar category.  They considered the relatively short duration of performance.  The Trustees reviewed OMT’s contribution to the Fund’s overall performance and noted it had substantially underperformed the S&P 500, but considered that its stock picking really is designed to mitigate downside risk which should, and apparently did, cost OMT some upside performance.  After discussion, the Trustees concluded that OMT’s strategy is working as it should be, even though the performance did lag.

Fees and Expenses.  The Trustees considered the fees charged by OMT to Altegris.  The Trustees noted that the fee charged to Altegris is a based fee on assets up to $30 million, and breakpoints thereafter.  They noted OMT provides access to a hedge fund type manager at a competitive rate and, therefore, the Trustees are satisfied that the fee is more than reasonable.

Economies of Scale.  The Trustees considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was an advisory agreement level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.  They agreed that Altegris had negotiated breakpoints that appeared reasonable.

Profitability.  The Trustees considered the anticipated profits to be realized by OMT in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted OMT’s reported profit margin in terms of real dollars is modest.  The Trustees agreed that the profit was not excessive.

Conclusion. Having requested and received such information from OMT as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Altegris Equity Long Short Fund.

Altegris Equity Long Short Fund (Sub-Adviser – Visium Asset Management, LP)

In connection with the April 24, 2013 special meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, the Trustees discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Visium Asset Management, LP (“Visium”), with respect to the Altegris Equity Long Short Fund (the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services.  The Trustees discussed Visium’s background and services to be provided in connection with the Fund.  They noted that Visium was founded in 2005 and currently manages over $3.9 billion in assets providing investment management services specializing in hedge fund alternative strategies.  The Trustees reviewed the staffing of key personnel at Visium and took into consideration their many years of experience working for some major financial institutions and managing hedge fund strategies and concluded they have the skill set necessary to provide and conduct research and analysis, portfolio management, compliance support, and risk management to the Fund as a sub-adviser.  They noted that Visium conducts research and analysis resulting in evaluations across various sectors of the economy, industries, businesses, securities markets, and securities it deems as potential investments with a goal of enhanced returns while minimizing negative periods.  They noted Visium has a robust risk management infrastructure utilizing a system that produces risk specific data which is evaluated daily by the Chief Risk Officer and the Risk and Allocation Committee.  They considered that Visium monitors compliance with investment objectives and the prospectus through the use of a third-party platform which conducts pre and post trade analysis and will report any exceptions for remedial action.  The Trustees noted Visium’s recent SEC exam, and reviewed the letter from the staff and Visium’s response.  The Trustees concluded that, with a solid infrastructure and better than satisfactory resources, access to hedge fund expertise and a robust risk management program, Visium has the capacity to deliver a high quality level of service to the Fund and its shareholders.

Performance.  The Trustees reviewed the Fund’s performance and compared it to the performance of its peer group and Morningstar category. They considered the relatively short duration of performance.  The Trustees reviewed Visium’s contribution to the Fund’s overall performance and noted it had contributed positive returns since inception of 5.83%, and had slightly outperformed its benchmark, US OE Long/Short Equity Average (5.17%).  After discussion, the Trustees concluded Visium’s performance was acceptable.

Fees and Expenses.  The Trustees considered the fees charged within the peer group and also within the Morningstar category average.  The Board noted Visium charges an annual sub-advisory fee based on the average net assets.  The Trustees noted that the fee charged to the Fund is less than that charged by Visium to other accounts because no incentive fee is charged and that this allows access to a hedge fund style strategy by retail investors at a more competitive rate.  The Trustees concluded that the sub-advisory fee was reasonable.

Economies of Scale.  The Trustees considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was an Advisory Agreement level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Profitability. The Trustees considered the anticipated profits to be realized by Visium in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that the profit margin as a percent of revenue and in real dollars is very modest.  The Trustees agreed that the compensation is not excessive.

Conclusion. Having requested and received such information from Visium as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Altegris Equity Long Short Fund.

Altegris Equity Long Short Fund (Sub-Adviser – Chilton Investment Company)

In connection with the June 19, 2013  meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, the Trustees discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Chilton Investment Company (“Chilton”), with respect to the Altegris Equity Long Short Fund (the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service.  The Trustees noted that Chilton was founded in 1992, and Chilton (the subsidiary proposed to serve as sub-adviser to the Fund) was formed in 2005.  The Trustees discussed Chilton’s experience, in particular that Chilton currently has $3.8 billion in assets under management and it specializes in managing various long/ short hedge fund strategies with the goal of pursuing capital appreciation in rising markets and preserving capital in declining markets.  The Trustees agreed the firm appears to have a robust infrastructure consisting of dedicated teams providing research and analysis, portfolio management, compliance, risk management, and operations.  The Trustees reviewed personnel who will be responsible for servicing the Fund and noted they have many years of experience in the financial services industry, noting in particular that Chilton has a dedicated Chief Risk Officer who meets with each portfolio manager on a regular basis.  The Trustees discussed the compliance module utilized by Chilton to monitor compliance guidelines and investment limitations, as well as generating proprietary internal risk management reports and portfolio risk metrics.  The Trustees noted by using technology from a third party vendor to monitor Fund compliance and program account guidelines, Chilton is able to systematically identify potential issues and provide a quick resolution.  They noted there were no material compliance or litigation issues reported.  The Trustees also discussed the firm’s CCO and her education.  The Trust’s CCO advised the Trustees he was very impressed with this CCO, she is knowledgeable and well regarded in the industry.  The Trustees concluded that Altegris has found a “best in breed” sub-adviser with robust infrastructure, a long history and solid track record to manage a portion of the Fund and the Trustees believe the Fund and its shareholders have the potential to benefit from the high quality services the sub-adviser can deliver.

Performance. The Trustees reviewed the performance information provided by Chilton for a private hedge fund managed in a manner similar to the strategy to be used by the Fund.  They noted the hedge fund outperformed the S&P 500 since inception in July 1992 (14.28% compared to 8.85%) and over the one-year period (17.05% compared to 13.96%), while performing in-line with the benchmark over the 10-year period and underperforming over the 5-year period.  After further discussion, the Trustees concluded the performance was very good overall, and Chilton appears to be of providing returns that would be consistent with the Fund’s investment objectives.

Fees & Expenses. The Trustees noted the fee Chilton would receive for managing a portion of the Fund.  They considered the fees Chilton charges, including an  incentive fee, for investors in the hedge fund it manages.  After further discussion and considering Altegris’ commitment to continue to negotiate lower sub-advisory fees as the Fund grows, the Trustees concluded the fee to be paid by Altegris was reasonable as it provides shareholders the benefit of a hedge fund style strategy at a lower fee and without an incentive fee.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Profitability.  The Trustees reviewed the profitability analysis provided by Chilton.  They noted the estimated revenue and profit margin based on Chilton’s estimated allocation of Fund assets to the sub-adviser, while not unsubstantial, would also not be unreasonable, considering the high level of quality services expected from this sub-adviser.

Conclusion. Having requested and received such information from Chilton as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Altegris Equity Long Short Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE (Continued)

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400

La Jolla, CA 92037

SUB-ADVISORS

Chilton Investment Company, LLC

1290 East Main Street, 1st Floor

Stamford, CT 06092

Harvest Capital Strategies, LLC

600 Montgomery Street, 17th Floor

San Francisco, CA 94111

OMT Capital Management, LLC

One Montgomery Street, Suite 3300

San Francisco, CA 94104

Visium Asset Management, LP

950 Third Avenue, 29th Floor

New York, NY 10022

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

 Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

12/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

12/6/13

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/6/13